Document and Entity Information	Jul. 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jul. 30, 2026
Entity Central Index Key	0001364924
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Investment Company Type	N-1A